UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2485

John Hancock Current Interest
(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer
200 Berkeley Street

Boston, Massachusetts 02116
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2018

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Money Market Fund

Quarterly portfolio holdings 12/31/18

Fund’s investments
As of 12-31-18 (unaudited)
	Maturity date	Yield (%)	Par value^	Value
U.S. Government Agency 81.7%				$507,698,978
(Cost $507,698,978)
Federal Agricultural Mortgage Corp. (3 month LIBOR - 0.145%) (A)	03-02-20	1.000	7,081,000	7,080,998
Federal Agricultural Mortgage Corp. (1 month LIBOR - 0.070%) (A)	03-01-19	2.385	957,000	956,885
Federal Agricultural Mortgage Corp. (1 month LIBOR - 0.060%) (A)	07-25-19	2.480	10,000,000	10,000,000
Federal Agricultural Mortgage Corp. (1 month LIBOR) (A)	09-30-19	2.557	4,976,000	4,976,000
Federal Agricultural Mortgage Corp. (Prime rate - 2.950%) (A)	11-27-19	2.585	2,938,000	2,938,000
Federal Agricultural Mortgage Corp. (1 month LIBOR - 0.090%) (A)	01-07-19 to 02-20-19	2.325 to 2.413	8,305,000	8,305,000
Federal Agricultural Mortgage Corp. (1 month LIBOR - 0.050%) (A)	04-02-19 to 06-25-19	2.331 to 2.490	12,379,000	12,379,000
Federal Agricultural Mortgage Corp.	01-02-19 to 07-03-19	2.332 to 2.550	22,524,000	22,509,069
Federal Farm Credit Bank (3 month LIBOR - 0.060%) (A)	10-25-19	2.351	1,442,000	1,443,296
Federal Farm Credit Bank (3 month LIBOR - 0.120%) (A)	01-27-20	2.382	2,868,000	2,869,200
Federal Farm Credit Bank (1 month LIBOR - 0.115%) (A)	05-07-19	2.384	411,000	410,881
Federal Farm Credit Bank (Prime rate - 3.060%) (A)	04-25-19	2.403	2,600,000	2,600,571
Federal Farm Credit Bank (1 month LIBOR + 0.170%) (A)	11-14-19	2.405	543,000	544,114
Federal Farm Credit Bank (Prime rate - 3.120%) (A)	01-02-19	2.413	3,877,000	3,877,000
Federal Farm Credit Bank (3 month LIBOR - 0.135%) (A)	10-29-20	2.416	4,956,000	4,955,276
Federal Farm Credit Bank (Prime rate - 3.105%) (A)	04-10-19	2.433	2,030,000	2,029,972
Federal Farm Credit Bank (3 month LIBOR - 0.130%) (A)	02-03-20	2.436	1,798,000	1,798,956
Federal Farm Credit Bank (1 month LIBOR - 0.135%) (A)	06-13-19	2.442	1,006,000	1,005,497
Federal Farm Credit Bank (1 month LIBOR - 0.080%) (A)	11-20-19	2.444	2,271,000	2,270,597
Federal Farm Credit Bank (1 month LIBOR - 0.040%) (A)	04-24-19	2.446	1,594,000	1,594,255
Federal Farm Credit Bank (Prime rate - 3.075%) (A)	09-05-19	2.464	4,452,000	4,451,849
Federal Farm Credit Bank (3 month USBMMY + 0.055%) (A)	01-27-20	2.484	4,230,000	4,231,545
Federal Farm Credit Bank (1 month LIBOR - 0.105%) (A)	09-25-19	2.485	425,000	424,846
Federal Farm Credit Bank (Prime rate - 3.070%) (A)	02-20-19	2.486	3,165,000	3,164,905
Federal Farm Credit Bank (1 month LIBOR - 0.025%) (A)	06-24-19	2.504	711,000	711,031
Federal Farm Credit Bank (1 month LIBOR - 0.085%) (A)	05-30-19	2.505	2,165,000	2,164,701
Federal Farm Credit Bank (3 month USBMMY + 0.050%) (A)	11-04-19	2.520	2,099,000	2,098,904
Federal Farm Credit Bank (3 month LIBOR - 0.180%) (A)	05-17-19	2.529	2,072,000	2,071,734
Federal Farm Credit Bank (3 month USBMMY + 0.150%) (A)	04-12-19	2.535	1,980,000	1,980,440
Federal Farm Credit Bank (U.S. Federal Funds Effective Rate + 0.120%) (A)	02-18-20	2.535	1,045,000	1,045,229
Federal Farm Credit Bank (1 month LIBOR) (A)	04-27-20	2.544	5,282,000	5,281,809
Federal Farm Credit Bank (3 month USBMMY + 0.085%) (A)	08-08-19	2.555	4,635,000	4,634,858
Federal Farm Credit Bank (Prime rate - 2.970%) (A)	01-24-20	2.570	6,830,000	6,829,657
Federal Farm Credit Bank (Prime rate - 2.980%) (A)	02-20-20	2.570	5,086,000	5,085,179
Federal Farm Credit Bank (Prime rate - 2.960%) (A)	07-09-20	2.601	8,000,000	7,997,003
Federal Farm Credit Bank (Prime rate - 2.950%) (A)	07-20-20	2.607	1,015,000	1,014,680
Federal Farm Credit Bank (Prime rate - 2.915%) (A)	12-17-20	2.626	3,500,000	3,499,662
Federal Farm Credit Bank (Prime rate - 2.910%) (A)	12-11-19	2.636	6,669,000	6,668,372
Federal Farm Credit Bank (3 month LIBOR - 0.170%) (A)	03-15-19	2.657	2,913,000	2,912,986
Federal Farm Credit Bank (1 month LIBOR + 0.180%) (A)	10-11-19 to 10-24-19	2.400 to 2.480	1,432,000	1,434,610
Federal Farm Credit Bank (Prime rate - 3.020%) (A)	01-14-19 to 03-27-19	2.393 to 2.525	9,423,000	9,423,074
Federal Farm Credit Bank (Prime rate - 3.080%) (A)	06-27-19 to 09-13-19	2.459 to 2.505	6,934,000	6,932,522
Federal Farm Credit Bank (Prime rate - 2.930%) (A)	10-29-19 to 08-27-20	2.606 to 2.616	3,832,000	3,831,681
Federal Farm Credit Bank (1 month LIBOR + 0.190%) (A)	05-16-19 to 08-19-19	2.418 to 2.480	5,789,000	5,797,688
Federal Farm Credit Bank	01-28-19 to 12-04-19	1.861 to 2.782	18,714,000	18,541,332
Federal Home Loan Bank (3 month LIBOR - 0.163%) (A)	07-05-19	2.269	880,000	880,037
Federal Home Loan Bank (1 month LIBOR - 0.095%) (A)	01-02-20	2.351	380,000	379,756
Federal Home Loan Bank (1 month LIBOR - 0.135%) (A)	05-09-19	2.363	1,845,000	1,844,487
Federal Home Loan Bank (1 month LIBOR - 0.125%) (A)	07-16-19	2.440	2,720,000	2,718,876
Federal Home Loan Bank (1 month LIBOR - 0.130%) (A)	03-22-19	2.470	5,320,000	5,319,264
Federal Home Loan Bank (3 month LIBOR - 0.230%) (A)	02-13-19	2.472	540,000	539,966
Federal Home Loan Bank (3 month Treasury Bill Rate + 0.070%) (A)	01-30-20	2.497	2,135,000	2,136,615
2	JOHN HANCOCK MONEY MARKET FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Maturity date	Yield (%)	Par value^	Value
Federal Home Loan Bank (3 month LIBOR - 0.320%) (A)	04-09-19 to 04-12-19	2.246 to 2.286	5,315,000	$5,313,190
Federal Home Loan Bank (1 month LIBOR - 0.110%) (A)	01-04-19 to 04-22-19	2.268 to 2.476	465,000	464,968
Federal Home Loan Bank (1 month LIBOR - 0.070%) (A)	07-19-19 to 12-27-19	2.472 to 2.502	830,000	829,784
Federal Home Loan Bank (1 month LIBOR - 0.080%) (A)	03-06-19 to 02-07-20	2.367 to 2.403	3,835,000	3,833,463
Federal Home Loan Bank (1 month LIBOR - 0.090%) (A)	01-14-19 to 12-27-19	2.436 to 2.503	1,945,000	1,944,512
Federal Home Loan Bank (3 month LIBOR - 0.160%) (A)	05-24-19 to 06-20-19	2.520 to 2.617	17,075,000	17,078,718
Federal Home Loan Bank	01-02-19 to 10-21-19	2.243 to 2.766	191,488,000	191,097,852
Federal Home Loan Mortgage Corp. (SOFR + 0.025%) (A)	05-08-19	2.520	2,878,000	2,878,000
Federal Home Loan Mortgage Corp.	05-24-19 to 07-18-19	2.543 to 2.674	3,485,000	3,438,945
Federal National Mortgage Association (SOFR + 0.070%) (A)	10-30-19	2.565	967,000	967,000
Federal National Mortgage Association (SOFR + 0.160%) (A)	01-30-20	2.574	3,012,000	3,014,601
Federal National Mortgage Association (SOFR + 0.080%) (A)	01-30-19	2.575	4,883,000	4,883,000
Federal National Mortgage Association (1 month LIBOR) (A)	02-28-19	2.600	355,000	354,967
Federal National Mortgage Association (SOFR + 0.120%) (A)	07-30-19	2.616	15,000,000	15,000,000

Federal National Mortgage Association	01-02-19 to 09-30-19	2.112 to 2.759	30,758,000	30,730,990

Tennessee Valley Authority	01-02-19 to 01-15-19	2.332 to 2.385	5,276,000	5,275,123
U.S. Government 6.5%				$40,636,940
(Cost $40,636,940)
U.S. Treasury Bill	01-02-19 to 02-07-19	2.269 to 2.358	34,288,100	34,246,404

U.S. Treasury Note	02-15-19	2.405	6,388,000	6,390,536

	Par value^	Value
Repurchase agreement 12.0%		$74,800,000
(Cost $74,800,000)
Barclays Tri-Party Repurchase Agreement dated 12-31-18 at 2.900% to be repurchased at $74,812,051 on 1-2-19, collateralized by $74,844,500 U.S. Treasury Notes, 2.750% due 7-31-23 (valued at $76,308,340, including interest)	74,800,000	74,800,000
Total investments (Cost $623,135,918) 100.2%		$623,135,918
Other assets and liabilities, net (0.2)%		(1,364,915)
Total net assets 100.0%		$621,771,003

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund. Maturity date represents the final legal maturity date on the security.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
USBMMY	U.S. Treasury Bill Money Market Yield
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MONEY MARKET FUND	3

Notes to Fund's investments (unaudited)

Security valuation. Securities in the fund's portfolio are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the fund. The fund seeks to maintain a constant Net Asset Value (NAV) per share of $1.00, but there can be no assurance that it will be able to do so.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of December 31, 2018, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       4

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	44Q3	12/18
This report is for the information of the shareholders of John Hancock Money Market Fund.		2/19

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Current Interest

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	February 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	February 22, 2019

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	February 22, 2019